Measured Risk Strategy Fund

a series of Northern Lights Fund Trust IV

Class A Shares – MRPAX

Class I Shares – MRPIX

Supplement dated November 1, 2017

to the Statement of Additional Information (“SAI”) dated December 9, 2016

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Removal of Sub-Adviser

Effective October 20, 2017, the Fund’s adviser, Measured Risk Portfolios, Inc., terminated its Sub-Advisory Agreement with Black Peak Capital, LLC (the “Sub-Adviser”). All references to the Sub-Adviser in the SAI are deleted in their entirety. All references to the members of the Sub-Adviser who acted as portfolio managers of the Fund, Steven Aniston and Peter Kihara, are also deleted in their entirety.

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This Supplement, the Fund’s Prospectus, and Statement of Additional Information, dated December 9, 2016, as revised, provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-855-907-3407.